Finance Costs (Details) - Schedule of Finance Costs - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Costs [Abstract]
Interest on borrowings	$ 17,606,995	$ 22,177,769
Interest on lease liabilities	3,086,680	3,043,214
Bank charges	133,220	119,347
Asset retirement obligation - accretion expenses	68,040	65,859
Exchange loss	20,284	11,800
Total finance cost	$ 20,915,219	$ 25,417,989